Lease Obligations and Commitments (Details) - Schedule of Lease Liabilities - USD ($)		9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 01, 2021
Lease Obligations and Commitments (Details) - Schedule of Lease Liabilities [Line Items]
Lease liabilities recognized		$ 128,560	$ 367,884	$ 367,884	$ 641,251
Change in lease liabilities	$ (211,547)	(128,560)	(239,234)
Less: current portion	239,324		128,560
At December 31, 2022 – non-current portion	128,560
Foreign exchange adjustment	$ (61,820)
Previously Reported [Member]
Lease Obligations and Commitments (Details) - Schedule of Lease Liabilities [Line Items]
Change in lease liabilities			$ (239,324)